Defined benefit obligations - Summary of Defined Benefit Plans (Detail) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about defined benefit plans [abstract]
Present value of pension benefit obligation	SFr 4,044	SFr 4,496
Fair value of pension plan assets	(3,494)	(2,946)
Net pension defined benefit obligation	550	1,550
Present value of other benefit obligations	1,222	1,243
Total defined benefit obligations	SFr 1,772	SFr 2,793